Stock Warrants (Details)		12 Months Ended
	Jun. 18, 2021 day $ / shares shares	Dec. 31, 2021 shares	Jan. 13, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Number of common shares called by each warrant (in shares)	1		1
Exercise price (in dollars per share) | $ / shares	$ 11.50		$ 11.50
Redemption period, prior written notice	30 days
Trading days used for redemption price | day	20
Measurement period used for redemption price	30 days
Minimum reference value (in dollars per share) | $ / shares	$ 18.00
Redemption period, threshold after merger		30 days
Number of warrants outstanding (in shares)		13,333,328
Number of warrants exercised (in shares)		0
Forward Purchase Warrant
Class of Warrant or Right [Line Items]
Number of warrants assumed (in shares)	833,333
Number of warrants outstanding (in shares)			833,333
Public Warrant
Class of Warrant or Right [Line Items]
Number of warrants assumed (in shares)	12,499,995
Exercise price (in dollars per share) | $ / shares	$ 0.01
Number of warrants outstanding (in shares)			12,499,995